Note 4 - Revenue and Segmental Information	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the Board of Directors, which is the Group’s chief operating decision maker.

The Group considers that it has
three
reportable segments: Solar Development, Power Services, and Corporate Office. Solar Development is the development, construction, financing and operation of solar power generating plants in the U.S. and Australia. Power Services is represented by Aevitas operating in Australia and operations focus on the design, supply, installation and maintenance of power and control systems. Corporate Office is all United Kingdom based corporate functions.

An operating segment is a component of the Group that engages in business activities from which it may
earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board of Directors to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board of Directors include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue by geographic location is follows:

(US dollars in thousands)	2018	2017	2016
United States	1,662	24,945	-
Australia	31,985	5,705	-
United Kingdom	-	1,600	-
Total revenue	33,647	32,250	-

Revenue by product and service is follows:

(US dollars in thousands)	2018	2017	2016
Electrical equipment and related services	31,631	5,615	-
Development fees	828	24,555	-
Other revenue	1,188	2,080	-
Total revenue	33,647	32,250	-

No
more than
10%
of the revenue relates to
one
customer (
2017:
40.3%
).

4.2	O perating segments

a )	Segment results of operations

Results of operations for the year ended
March 31
by reportable segment are as follows:

2018 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Revenue	1,840	31,807	-	33,647
Costs of sales	(1,042)	(27,482)	-	(28,524)
Gross profit	798	4,325	-	5,123
General and administrative expenses	(6,468)	(2,173)	(4,173)	(12,814)
Gain on sale of assets	1,143	213	-	1,356
Depreciation and amortization	(19)	(1,233)	(8)	(1,260)
Operating (loss)/p rofit	(4,546)	1,132	(4,181)	(7,595)
Restructuring costs	(964)	(335)	(574)	(1,873)
Impairment of assets	(10,191)	-	-	(10,191)
Impairment of goodwill	(11,092)	-	-	(11,092)
Transaction costs	-	-	-	-
Finance expense - net	(400)	(1,283)	(1,703)	(3,386)
(Loss)/p rofit before taxation	(27,193)	(486)	(6,458)	(34,137)
Income tax expense	6,291	(85)	52	6,258
(Loss)/p rofit for the year	(20,902)	(571)	(6,406)	(27,879)

2017 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Revenue	26,636	5,614	-	32,250
Costs of sales	(29)	(4,948)	-	(4,977)
Gross profit	26,607	666	-	27,273
General and administrative expenses	(4,544)	(598)	(4,174)	(9,316)
Gain on sale of assets	-	-	-	-
Depreciation and amortization	(4)	(646)	(1)	(651)
Operating p rofit /(loss)	22,059	(578)	(4,454)	17,306
Restructuring costs	-	-	-	-
Impairment of assets	-	-	-	-
Impairment of goodwill	-	-	-	-
Transaction costs	-	-	(5,800)	(5,800)
Finance expense - net	(174)	(363)	(50)	(587)
Profit /(loss) before taxation	21,885	(941)	(10,025)	10,919
Income tax expense	(6,078)	294	446	(5,338)
Profit /(loss) for the year	15,807	(647)	(9,579)	5,581

As the company was formed on
February 1, 2016,
only administrative expenses of
$0.3
million were reported in the
two
-month period ended
March 31, 2016
and relate entirely to the Corporate Office segment.

b )	Segment net assets

Net assets as at
March 31
by reportable segment are as follows:

2018 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Assets	41,270	34,421	621	76,312
Liabilities	(11,101)	(6,473)	(21,735)	(39,309)
Net assets	30,169	27,948	(21,114)	37,003

2017 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Assets	42,235	24,268	34,333	100,836
Liabilities	(27,858)	(4,620)	(3,752)	(36,230)
Net assets	14,377	19,648	30,581	64,606

All assets and liabilities reported as at
March 31, 2016,
relate entirely to the Corporate Office segment.